UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7118

        Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:         09/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
	September 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.5% (0.4% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 480	5.000%, 1/01/32	1/15 at 100.00	Baa3	$480,125
415	5.125%, 1/01/37	1/15 at 100.00	Baa3	418,162

895	Total Consumer Discretionary			898,287

	Consumer Staples – 5.2% (3.5% of Total Investments)
3,145	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,313,603
	Series 2002, 5.750%, 6/01/32
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
3,520	6.125%, 6/01/24	6/13 at 100.00	BBB	3,803,114
2,250	6.375%, 6/01/32	6/13 at 100.00	BBB	2,469,600

8,915	Total Consumer Staples			9,586,317

	Education and Civic Organizations – 18.9% (12.8% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	AAA	1,196,933
	5.000%, 12/01/24 – AMBAC Insured
2,705	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R	3,219,599
	1993, 8.000%, 9/15/18
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	A	516,160
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	321,159
	Series 2004C, 5.500%, 7/01/23
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	632,497
	5.000%, 7/01/30 – MBIA Insured
1,245	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	1,347,887
	2004L, 5.125%, 7/01/19 – MBIA Insured
2,080	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	AAA	2,203,074
	2005F, 5.000%, 7/01/32 – FGIC Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aaa	1,030,334
	2006, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,375	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	AAA	1,472,391
725	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	AAA	775,881
1,530	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	AAA	1,602,048
1,125	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	AAA	1,124,246
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	AAA	1,763,049
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	AAA	1,104,782
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	AA	328,164
	5.500%, 7/01/23 – RAAI Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	AAA	1,077,310
	5.125%, 7/01/21 – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
905	5.000%, 7/01/15 – MBIA Insured	7/14 at 100.00	AAA	981,418
400	5.000%, 7/01/20 – MBIA Insured	7/14 at 100.00	AAA	429,456
235	New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue,	1/07 at 100.00	A–	235,484
	Series 1976D, 6.750%, 7/01/08
210	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class	1/07 at 100.00	A+	210,374
	Loan Program, Series 1992A, 6.125%, 7/01/09 (Alternative Minimum Tax)
1,960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A,	6/09 at 101.00	AAA	1,978,502
	5.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
1,795	5.700%, 6/01/08 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	1,828,620
1,200	6.000%, 6/01/15 – MBIA Insured (Alternative Minimum Tax)	6/10 at 101.00	AAA	1,227,036
2,000	Rutgers State University, New Jersey, Revenue Bonds, Series 2004E, 5.000%, 5/01/34 – FGIC	5/14 at 100.00	AAA	2,105,900
	Insured
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child	4/13 at 100.00	AAA	2,160,371
	Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	AAA	1,049,820
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – MBIA Insured
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	AAA	2,873,695
	12/01/31 – AMBAC Insured

32,735	Total Education and Civic Organizations			34,796,190

	Financials – 0.9% (0.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,652,865
	Project, Series 2002, 5.750%, 10/01/21

	Health Care – 14.7% (10.0% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
185	5.000%, 2/15/25	2/15 at 100.00	BBB	190,411
620	5.750%, 2/15/34	8/14 at 100.00	BBB	666,382
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	253,193
	Hospital, Series 2005A, 5.500%, 7/01/36
2,900	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University	1/10 at 101.00	A3	3,085,600
	Medical Center, Series 2000, 6.000%, 1/01/34
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	387,330
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,708,845
	Obligated Group, Series 2001, 5.625%, 7/01/31
1,700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	1,804,839
	Obligated Group, Series 1999, 5.625%, 7/01/12 – FSA Insured
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BBB–	516,922
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	AA	1,561,950
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AAA	2,130,120
	Hospital Obligated Group, Series 2000, 5.750%, 7/01/15 – AMBAC Insured
1,875	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	1,944,881
	Series 2003, 5.500%, 7/01/33
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	Baa1	3,232,080
	System, Series 2002, 5.875%, 7/01/21
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	AA	1,363,053
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
545	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	604,579
	Obligated Group, Series 2000, 7.500%, 7/01/30
1,130	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A	1,212,377
	Medical Center, Series 2002, 5.750%, 7/01/25
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	AA	1,767,695
	Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured
25	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB–	25,795
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/06 at 101.50	Baa1	2,705,809
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18

25,690	Total Health Care			27,161,861

	Housing/Multifamily – 4.3% (2.9% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds, Mount	11/12 at 100.00	Aaa	344,199
	Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)
460	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	10/06 at 100.00	N/R	462,907
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11
7,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/07 at 101.50	AAA	7,219,730
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)

7,800	Total Housing/Multifamily			8,026,836

	Housing/Single Family – 1.7% (1.1% of Total Investments)
	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds,
	Series 1997U:
1,965	5.700%, 10/01/14 – MBIA Insured (Alternative Minimum Tax)	10/07 at 101.50	AAA	2,015,677
535	5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)	10/07 at 101.50	AAA	548,509
500	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	No Opt. Call	AAA	509,975
	2000CC, 4.600%, 10/01/09 – MBIA Insured

3,000	Total Housing/Single Family			3,074,161

	Long-Term Care – 1.0% (0.7% of Total Investments)
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	812,025
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	1,074,360
	Jersey, Series 2001, 5.500%, 6/01/21

1,750	Total Long-Term Care			1,886,385

	Tax Obligation/General – 13.8% (9.4% of Total Investments)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	Aaa	2,202,613
	Series 2005, 5.000%, 4/01/27 – MBIA Insured
2,460	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School	No Opt. Call	AAA	2,723,638
	District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 – AMBAC	9/16 at 100.00	AAA	2,691,350
	Insured
1,500	Jersey City, New Jersey, General Obligation Public Improvement Bonds, Series 2003B, 5.000%,	9/11 at 102.00	AAA	1,604,715
	9/01/20 – FSA Insured
2,000	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds,	10/13 at 100.00	AAA	2,110,520
	Series 2003, 5.000%, 10/01/27 – MBIA Insured
	New Jersey, General Obligation Bonds, Series 1992D:
2,580	6.000%, 2/15/11	No Opt. Call	AA	2,831,111
1,560	6.000%, 2/15/13	No Opt. Call	AA	1,764,282
720	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/16 – AMBAC Insured	No Opt. Call	AAA	804,924
4,000	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%, 9/01/12 –	No Opt. Call	AAA	4,267,640
	FGIC Insured
	Stafford Township Board of Education, Ocean County, New Jersey, General Obligation Bonds,
	Series 2003:
1,350	5.250%, 1/15/18 – FSA Insured	1/12 at 100.00	Aaa	1,444,676
1,100	5.250%, 1/15/19 – FSA Insured	1/12 at 100.00	Aaa	1,177,143
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 –	9/14 at 100.00	Aaa	1,894,952
	AMBAC Insured

23,625	Total Tax Obligation/General			25,517,564

	Tax Obligation/Limited – 32.5% (22.0% of Total Investments)
	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County
	Administration Complex Project, Series 2003:
1,200	5.000%, 11/15/17	11/13 at 100.00	Aaa	1,302,276
1,145	5.000%, 11/15/18	11/13 at 100.00	Aaa	1,239,921
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,123,220
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
2,225	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	10/13 at 100.00	Aaa	2,336,873
	Correctional Facilities Project, Series 2003A, 5.000%, 10/01/28 – FGIC Insured
5,515	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	5,966,403
	12/15/19 – FSA Insured
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,371,645
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AAA	1,256,124
2,755	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	2,898,177
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,094,340
1,705	5.250%, 9/15/17	9/13 at 100.00	AAA	1,857,666
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,085,400
2,540	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	BBB	2,715,057
	6/15/34
4,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AAA	4,612,902
	2004A, 5.250%, 7/01/15 – MBIA Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	9/12 at 100.00	AAA	1,077,590
	Improvement Bonds, Fund Issue, Series 2002A, 5.250%, 9/01/19 – AMBAC Insured
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,832,608
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
4,000	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/15 at 100.00	AAA	4,232,240
	Human Services – Greystone Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/28 –
	AMBAC Insured
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AAA	1,744,785
	5.500%, 3/01/22 – MBIA Insured
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	3,343,350
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,875	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	AAA	2,014,725
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AAA	436,140
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AAA	777,434
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AAA	2,962,986
	5.500%, 12/15/16 – MBIA Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	AAA	2,206,320
	5.250%, 12/15/18 – FGIC Insured
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,194,282
	5.000%, 6/15/19 – FSA Insured
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	1,972,034
	5.500%, 12/15/22
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	788,245
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	3/13 at 100.00	Aaa	2,866,302
	Plainfield Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 – FSA Insured
2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series	6/13 at 100.00	Aa1	2,591,945
	2003, 5.000%, 6/15/23

55,285	Total Tax Obligation/Limited			59,900,990

	Transportation – 22.3% (15.1% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	3,002,808
	5.250%, 6/01/20 – MBIA Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AAA	2,651,575
4,000	5.000%, 1/01/28 – MBIA Insured	1/15 at 100.00	AAA	4,236,800
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,365	6.500%, 1/01/16	No Opt. Call	A	1,590,607
565	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	661,587
345	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	AAA	404,468
5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	6,145,025
1,995	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 – FSA Insured	1/15 at 100.00	AAA	2,103,109
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	809,220
	5.250%, 1/01/21 – MBIA Insured
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	Aaa	2,883,375
	Facility, Series 2005, 5.000%, 4/15/35 – FSA Insured
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	4,262,760
	Series 2005, 5.000%, 12/01/28 – XLCA Insured
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	1,050,060
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AAA	2,096,580
	Twenty-Fifth Series 2002, 5.000%, 4/15/32 – FSA Insured
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/07 at 102.00	AAA	8,335,036
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Aaa	900,949
	Series 2003, 5.000%, 10/01/24 – FGIC Insured

38,620	Total Transportation			41,133,959

	U.S. Guaranteed – 16.0% (10.8% of Total Investments) (4)
	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,
	Series 2003A:
1,750	5.000%, 11/01/20 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	1,895,425
1,965	5.000%, 11/01/21 (Pre-refunded 11/01/13) – FSA Insured	11/13 at 100.00	AAA	2,128,292
3,425	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	3,750,307
	5.250%, 6/15/21 (Pre-refunded 6/15/13) – FGIC Insured
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AAA	2,257,490
	6.000%, 12/15/19 (Pre-refunded 12/15/11) – MBIA Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	2,219,500
	5.500%, 6/15/18 (Pre-refunded 6/15/13)
890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	Aaa	967,492
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – FSA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
465	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	545,812
195	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	228,889
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	140,855
6,590	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	7,735,276
1,760	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	2,065,870
2,745	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	3,222,054
350	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Aaa	378,865
	Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured
1,800	Woodbridge Township, Middlesex County, New Jersey, Sewer Utility Bonds, Series 1999, 5.300%,	7/09 at 102.00	Aaa	1,915,794
	7/01/20 (Pre-refunded 7/01/09) – FGIC Insured

26,080	Total U.S. Guaranteed			29,451,921

	Utilities – 2.2% (1.5% of Total Investments)
545	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	12/06 at 100.00	Baa3	552,815
	Resource Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10
1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	1,289,738
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 –	7/15 at 100.00	AAA	2,249,143
	FGIC Insured

3,920	Total Utilities			4,091,696

	Water and Sewer – 13.5% (9.2% of Total Investments)
	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds,
	Series 2003A:
1,450	5.000%, 4/01/19 – XLCA Insured	4/13 at 100.00	Aaa	1,533,433
1,250	5.000%, 4/01/24 – XLCA Insured	4/13 at 100.00	Aaa	1,310,400
1,000	Hudson County Improvement Authority, New Jersey, Utility System Revenue Bonds, Harrison	1/08 at 101.50	AAA	1,033,220
	Franchise Acquisition Project, Series 1997, 5.350%, 1/01/27 – FSA Insured
1,000	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,132,200
	1993, 6.250%, 1/01/14 – AMBAC Insured
3,100	New Jersey Economic Development Authority, Water Facilities Revenue Refunding Bonds,	3/07 at 100.00	AAA	3,162,372
	Hackensack Water Company, Series 1994B, 5.900%, 3/01/24 – MBIA Insured (Alternative
	Minimum Tax)
6,950	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/11 at 101.00	AAA	7,248,850
	2001A, 4.750%, 9/01/20
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AAA	1,750,914
	2005, 5.000%, 8/01/31 – MBIA Insured
3,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	Aaa	3,768,065
	5.250%, 8/01/19 – FGIC Insured
1,155	Ocean County, New Jersey, Brick Township Municipal Utilities Authority, Revenue Bonds, Series	12/12 at 100.00	Aaa	1,247,954
	2002, 5.250%, 12/01/18 – FGIC Insured
1,000	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds, Series	No Opt. Call	Aa2	1,067,170
	1993B, 5.450%, 12/01/12
1,500	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	AAA	1,704,030
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured

23,555	Total Water and Sewer			24,958,608

$ 253,370	Total Investments (cost $260,191,807) – 147.5%			272,137,640

	Other Assets Less Liabilities – 2.1%			4,014,428

	Preferred Shares, at Liquidation Value – (49.6)%			(91,600,000)

	Net Assets Applicable to Common Shares – 100%			$184,552,068

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2006, the cost of investments was $260,040,707.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$12,182,407
Depreciation	(85,474)

Net unrealized appreciation (depreciation) of investments	$12,096,933

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         November 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        November 28, 2006

* Print the name and title of each signing officer under his or her signature.